BUSINESS ACQUISITON (Narrative) (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Nov. 01, 2018	Oct. 31, 2018	Nov. 30, 2019	Nov. 30, 2018
Disclosure of detailed information about business combination [line items]
Impairment of Goodwill			$ 256,874
Carrying value of Goodwill				$ 253,975
Plymouth Rock USA [Member]
Disclosure of detailed information about business combination [line items]
Shares issued for acquisition (Shares)		3,000,000
Equity issuance, price per share	$ 0.69	$ 0.413
Finder's fee for acquisition (Shares)	231,250
Acquisition interest		100.00%